Income Taxes (Tables)	12 Months Ended
Nov. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The amounts of income from continuing operations before income taxes by U.S. and foreign jurisdictions for the years ended November 30, 2014, 2013, and 2012, respectively, is as follows (in thousands):

	2014	2013	2012
U.S.	$13,046	$(41,924)	$10,693
Foreign	236,151	196,817	177,020
	$249,197	$154,893	$187,713

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes from continuing operations for the years ended November 30, 2014, 2013, and 2012, respectively, is as follows (in thousands):

	2014	2013	2012
Current:
U.S.	$19,615	$15,388	$17,301
Foreign	37,731	38,069	24,224
State	7,587	3,914	4,490
Total current	64,933	57,371	46,015
Deferred:
U.S.	(8,688)	(24,313)	(13,420)
Foreign	1,234	(7,336)	(2,592)
State	(2,831)	(2,663)	(439)
Total deferred	(10,285)	(34,312)	(16,451)
Provision for income taxes	$54,648	$23,059	$29,564

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents the reconciliation of the provision for income taxes to the U.S. statutory tax rate for the years ended November 30, 2014, 2013, and 2012, respectively (in thousands):

	2014	2013	2012
Statutory U.S. federal income tax	$87,219	$54,213	$65,700
State income tax, net of federal benefit	2,715	(62)	1,523
Foreign rate differential	(68,543)	(62,448)	(38,153)
Tax rate change	366	5,286	(2,162)
Valuation allowance	25,503	29,288	(1,429)
Change in reserves	28	(1,387)	586
Other	7,360	(1,831)	3,499
Provision for income taxes	$54,648	$23,059	$29,564
Effective tax rate expressed as a percentage of pre-tax earnings	21.9%	14.9%	15.7%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of deferred tax assets and liabilities as of November 30, 2014 and 2013 are as follows (in thousands):

	2014	2013
Deferred tax assets:
Accruals and reserves	$21,299	$22,209
Deferred revenue	1,654	773
Pension and postretirement benefits	12,708	9,254
Tax credits	9,787	14,211
Deferred stock-based compensation	52,052	49,453
Loss carryforwards	85,706	80,152
Other	10,657	4,933
Gross deferred tax assets	193,863	180,985
Valuation allowance	(66,232)	(46,664)
Realizable deferred tax assets	127,631	134,321
Deferred tax liabilities:
Fixed assets	(18,107)	(7,668)
Intangibles	(375,163)	(417,102)
Gross deferred tax liabilities	(393,270)	(424,770)
Net deferred tax liability	$(265,639)	$(290,449)

Summary of Income Tax Contingencies [Table Text Block]
A summary of the activities associated with our reserve for unrecognized tax benefits, interest, and penalties follows (in thousands):

	Unrecognized Tax Benefits	Interest and Penalties
Balance at November 30, 2013	$1,658	$526
Additions:
Current year tax positions	206	—
Prior year tax positions	99	—
Associated with interest	—	116
Decreases:
Lapse of statute of limitations	(187)	(89)
Prior year tax positions	(117)	—
Balance at November 30, 2014	$1,659	$553